Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                       Statement of Assets and Liabilities
                            June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Fixed Income Portfolio
    ("Portfolio"), at value (Note 1A)                                 $ 3,211,587,085
  Receivable for Fund shares sold                                           1,019,855
  Prepaid expenses                                                              2,214
                                                                      ---------------
    Total assets                                                        3,212,609,154

Liabilities
  Payable for Fund shares redeemed                       $ 1,565,163
  Distributions payable                                   10,829,849
  Accrued accounting, custody and transfer agent fees         14,221
  Accrued trustees' fees and expenses (Note 2)                   984
  Accrued expenses and other liabilities                      72,039
                                                         -----------
    Total liabilities                                                      12,482,256
                                                                      ---------------
Net Assets                                                            $ 3,200,126,898
                                                                      ===============
Net Assets consist of:
  Paid-in capital                                                     $ 3,359,224,791
  Accumulated net realized loss                                           (28,186,093)
  Undistributed net investment income                                      20,087,007
  Net unrealized depreciation                                            (150,998,807)
                                                                      ---------------
Total Net Assets                                                      $ 3,200,126,898
                                                                      ===============
Shares of beneficial interest outstanding                                 164,601,948
                                                                      ===============
Net Asset Value, offering price and redemption price
  per share (Net Assets/Shares outstanding)                           $         19.44
                                                                      ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                             Statement of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income allocated from Portfolio                              $ 116,488,591
  Dividend income allocated from Portfolio                                  2,876,772
  Expenses allocated from Portfolio                                        (5,843,868)
                                                                        -------------
    Net investment income allocated from Portfolio                        113,521,495

Expenses
  Accounting, custody and transfer agent fees            $      79,654
  Legal and audit services                                      72,779
  Registration fees                                             40,547
  Trustees' fees and expenses (Note 2)                           1,983
  Insurance expense                                              1,768
  Miscellaneous                                                 33,668
                                                         -------------
    Total expenses                                                            230,399
                                                                        -------------
      Net investment income                                               113,291,096
                                                                        -------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                       (40,985,383)
    Financial futures contracts                              5,868,335
    Written options transactions                               340,805
    Foreign currency transactions and forward foreign
      currency exchange contracts                           10,239,092
                                                         -------------
      Net realized loss                                                   (24,537,151)
  Change in unrealized appreciation (depreciation)
  allocated from Portfolio on:
    Investment securities                                 (110,128,244)
    Financial futures contracts                             (2,768,380)
    Written options                                          2,507,429
    Foreign currency and forward foreign currency
      exchange contracts                                    13,019,299
                                                         -------------
      Change in net unrealized depreciation                               (97,369,896)
                                                                        -------------
    Net realized and unrealized loss on investments                      (121,907,047)
                                                                        -------------
Net Decrease in Net Assets from Operations                              $  (8,615,951)
                                                                        =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months Ended      Year Ended
                                                           June 30, 1999      December 31,
                                                            (Unaudited)           1998
                                                         -----------------   ---------------
Increase (Decrease) in Net Assets
From Investment Operations
  Net investment income                                    $  113,291,096     $  224,925,663
  Net realized gain (loss)                                    (24,537,151)        63,199,662
  Change in net unrealized depreciation                       (97,369,896)      (113,212,330)
                                                           --------------     --------------
  Net increase (decrease) in net assets from investment
    operations                                                 (8,615,951)       174,912,995
                                                           --------------     --------------
Distributions to Shareholders (Note 1E)
  From net investment income                                  (99,007,170)      (226,127,502)
  From net realized gains                                      (5,299,644)       (59,722,110)
                                                           --------------     --------------
  Total distributions to shareholders                        (104,306,814)      (285,849,612)
                                                           --------------     --------------
Fund Share (Principal) Transactions (Note 4)
  Net proceeds from sale of shares                            162,242,952        721,049,156
  Value of shares issued to shareholders in payment of
    distributions declared                                     83,219,484        239,600,910
  Cost of shares redeemed                                    (324,982,401)      (745,461,464)
                                                           --------------     --------------
  Net increase in net assets from Fund share
    transactions                                              (79,519,965)       215,188,602
                                                           --------------     --------------
Total Increase (Decrease) in Net Assets                      (192,442,730)       104,251,985
Net Assets
  At beginning of period                                    3,392,569,628      3,288,317,643
                                                           --------------     --------------
  At end of period (including undistributed net
    investment income of $20,087,007 and $5,803,081,
    respectively)                                          $3,200,126,898     $3,392,569,628
                                                           ==============     ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                            Six Months
                                              Ended                               Year Ended December 31,
                                          June 30, 1999     --------------------------------------------------------------------
                                           (Unaudited)        1998(1)         1997         1996(1)         1995          1994
                                          -------------     -----------   -----------    -----------   -----------   -----------
Net Asset Value, Beginning of Period        $    20.13      $     20.80   $     20.53    $     20.92   $     18.91   $     21.25
                                            ----------      -----------   -----------    -----------   -----------   -----------
From Investment Operations:
  Net investment income                           0.69             1.37          1.46           1.46          1.35          1.25
  Net realized and unrealized gain
    (loss) on investments                        (0.75)           (0.30)         0.45          (0.37)         2.08         (2.29)
                                            ----------      -----------   -----------    -----------   -----------   -----------
Total from investment operations                 (0.06)            1.07          1.91           1.09          3.43         (1.04)
                                            ----------      -----------   -----------    -----------   -----------   -----------
Less Distributions to Shareholders:
  From net investment income                     (0.60)           (1.38)        (1.52)         (1.48)        (1.42)        (1.10)
  From net realized gain on investments          (0.03)           (0.36)        (0.12)            --            --         (0.04)
  From paid-in capital                              --               --            --             --            --         (0.16)
                                            ----------      -----------   -----------    -----------   -----------   -----------
Total distributions to shareholders              (0.63)           (1.74)        (1.64)         (1.48)        (1.42)        (1.30)
                                            ----------      -----------   -----------    -----------   -----------   -----------
Net Asset Value, End of Period              $    19.44      $     20.13   $     20.80    $     20.53   $     20.92   $     18.91
                                            ==========      ===========   ===========    ===========   ===========   ===========
Total Return                                     (0.28)%           5.25%         9.54%          5.48%        18.54%        (4.86)%
Ratios/Supplemental Data:
  Expenses (to average daily net
    assets)(2)                                    0.36%+           0.36%         0.37%          0.38%         0.38%         0.38%
  Net Investment Income (to average
    daily net assets)                             6.79%+           6.54%         6.76%          7.13%         7.80%         7.25%
  Portfolio Turnover(3)                             --               --            --             49%          132%          122%
  Net Assets, End of Period (000's
    omitted)                                $3,200,127      $ 3,392,570   $ 3,288,318    $ 2,603,628   $ 2,267,107   $ 1,642,933

----------

(1)   Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Fixed Income Portfolio's allocated expenses for the periods since May 3, 1996.
(3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities, including the period from January 1, 1996 through May 2, 1996. The portfolio turnover rates for the period since the Fund transferred substantially all of its investable assets to the Portfolio are shown in the Portfolio's financial statements which are included elsewhere in this report.
+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Funds PRO RATA share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      C. Federal taxes

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      E. Distributions to shareholders:

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction by capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      securities, forward foreign currency exchange contracts and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(2)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(3)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1999, aggregated $161,695,372 and $358,170,612, respectively.

(4)   Shares Of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         Six Months Ended
                                                          June 30, 1999        Year Ended
                                                           (Unaudited)      December 31, 1998
                                                         ----------------   -----------------
Shares sold                                                   8,114,329         34,411,735
Shares issued to shareholders in payment of
  distributions declared                                      4,249,665         11,692,563
Shares redeemed                                             (16,296,519)       (35,637,930)
                                                            -----------        -----------
Net increase (decrease)                                      (3,932,525)        10,466,368
                                                            ===========        ===========

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      Par            Value
Security                                        Rate           Maturity              Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 97.1%

Asset Backed -- 5.8%

ARG Funding 1999-1A A3                           6.020%       05/20/2005         $  31,650,000  $    30,663,410
Advanta Mortgage Loan Trust 1997-3 A7 ERISA      6.920%       10/25/2028            19,850,000       19,793,396
First U.S. Credit Card 144A 1999-3C              6.450%       01/19/2007            13,967,000       13,630,919
Green Tree Acceptance Corp. 1997-7 B2 Non-
ERISA                                            7.590%       07/15/2029            11,050,000        8,281,975
Green Tree Acceptance Corp. 1998-6 M1            6.630%       08/01/2028             9,675,000        9,022,693
Green Tree Acceptance Corp. 1998-7 B1            7.680%       07/01/2030            15,500,000       14,451,934
Green Tree Acceptance Corp. 1998-8 B1            7.690%       09/01/2030             6,265,000        5,986,834
Green Tree Acceptance Corp.1999-2 M1             6.800%       12/01/2030            10,550,000       10,170,859
Greentree Home Equity 1997-D M2 Non-ERISA        7.450%       09/15/2028            15,400,000       14,847,140
MBNA Credit Card 1999-A B                        5.301%       07/17/2006             1,700,000        1,696,812
Team Fleet Financing 97-1A+                      7.350%       05/15/2003            28,850,000       29,201,624
Team Fleet Financing 98-3 A                      6.130%       10/25/2004            24,925,000       24,255,141
                                                                                                ---------------
Total Asset Backed (Cost $190,034,107)                                                              182,002,737
                                                                                                ---------------
Collateralized Mortgage Obligations -- 1.8%

Bear Stearns Mtg 1998-2 B                        6.750%       04/30/2030             7,325,347        6,961,369
Bear Stearns Mtg. 1998-2C                        6.750%       04/30/2030            23,784,377       22,498,534
FNMA P/O Trust 108                               0.000%       03/01/2020               979,451          796,206
Prudential Home Mortgage 1993-B 1B1 144A Non-
ERISA                                            7.843%       04/28/2023            10,684,112       10,747,549
Prudential Home Mortgage 1993-B 3B 144A(a)       7.860%       04/28/2023            16,873,370       17,042,104
Veterans Affairs 1992-1 Cl D                     7.750%       12/15/2014               165,024          165,385
                                                                                                ---------------
Total Collateralized Mortgage Obligations
  (Cost $60,126,586)                                                                                 58,211,147
                                                                                                ---------------
Convertible Corporate Bonds -- 0.1%

Tenet Healthcare Corp. Sub CVT Notes             6.000%       12/01/2005             5,150,000        4,223,000
                                                                                                ---------------
Total Convertible Corporate Bonds (Cost $4,334,947)                                                   4,223,000
                                                                                                ---------------
Corporate -- 24.0%

Bank Bonds -- 3.7%

Advanta Corp.                                    7.000%       05/01/2001             5,850,000        5,402,182
Bank United Corp. Notes                          8.875%       05/01/2007             5,175,000        5,148,866
Commercial Federal Sub Notes                     7.950%       12/01/2006             1,750,000        1,607,947
First Security Bank Sub. Notes                   5.875%       11/01/2003             5,000,000        4,806,050
First USA Bank Notes                             7.000%       08/20/2001             4,650,000        4,690,734
GS Escrow Corp. 144A Notes                       7.125%       08/01/2005            19,180,000       18,432,939
GS Escrow Corp. 144A Senior Notes+               7.000%       08/01/2003            41,445,000       39,864,909
Imperial Credit Capital Trust Notes              9.980%       12/31/2026             8,425,000        7,937,100
Key Bank National Association+                   5.800%       04/01/2004            16,025,000       15,479,028
North Fork Capital Trust Notes                   8.000%       12/15/2027             7,000,000        6,604,890
Popular Inc. Medium Term Notes                   6.625%       10/27/2002             4,000,000        3,958,360
Webster Financial Capital 144A Notes             9.360%       01/29/2027             4,975,000        4,870,425
                                                                                                ---------------
                                                                                                    118,803,430
                                                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      Par            Value
Security                                        Rate           Maturity              Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------
Financial -- 9.2%

Advanta Capital Trust I                          8.990%       12/17/2026         $   3,500,000  $     2,345,000
Amresco Inc. Corp. Senior Sub Notes              9.875%       03/15/2005             6,000,000        4,755,000
Amresco Inc. Corp. Senior Sub Notes             10.000%       03/15/2004             2,175,000        1,647,562
Chartwell Real Estate Holdings Senior Notes     10.250%       03/01/2004             3,058,000        3,177,635
Conseco Finance Trust Cap. Notes+                8.796%       04/01/2027            26,943,000       24,638,565
Conseco Finance Trust II                         8.700%       11/15/2026            17,075,000       15,388,331
Conseco Finance Trust Notes                      6.800%       06/15/2005             2,600,000        2,455,492
Crescent Real Estate Notes                       7.125%       09/15/2007            15,525,000       12,422,069
Criimi Mae Corp. Notes                           9.125%       12/01/2002            15,000,000       12,300,000
Franchise Finance Corp., REIT                    7.875%       11/30/2005             3,000,000        2,902,140
Fresenius Medical Capital Trust Notes            7.875%       02/01/2008               485,000        4,510,500
Goldman Sachs Group Notes                        7.200%       11/01/2006             5,125,000        5,127,255
Goldman Sachs Notes NCL                          6.340%       03/01/2006             5,525,000        5,309,138
Interpool Capital Trust Notes                    7.350%       08/01/2007             4,175,000        3,741,323
Interpool Capital Trust Notes                    9.875%       02/15/2027             4,500,000        3,931,852
Lehman Bros Holding Inc.                         6.625%       04/01/2004            28,000,000       27,275,920
Liberty Mutual Insurance Co. 144A Notes          7.697%       10/15/2097            23,975,000       22,006,173
MMI Capital Trust Notes                          7.625%       12/15/2027             7,225,000        5,545,172
Meditrust, REIT                                  7.820%       09/10/2026             5,000,000        4,368,750
Meditrust, REIT 144A Notes                       7.114%       08/15/2004            19,950,000       17,098,147
Orion Capital Trust Notes                        7.701%       04/15/2028             5,600,000        4,572,288
Paine Webber Notes                               6.375%       05/15/2004             4,085,000        3,982,957
Phoenix Re-Insurance Corp. NC '07                8.850%       02/01/2027             7,325,000        6,137,837
Realty Income Corp. Notes                        7.750%       05/06/2007             2,675,000        2,539,324
Shopping Center Associates, REIT 144A            6.750%       01/15/2004            17,000,000       16,630,760
Simon Debartolo Group LP Notes                   6.750%       07/15/2004            11,500,000       11,208,475
Spieker Properties, REIT                         6.900%       01/15/2004            10,000,000        9,860,100
Sun Communities, Ltd. Senior Notes               7.375%       05/01/2001             5,000,000        5,028,050
Trenwick Capital Trust                           8.820%       02/01/2037             9,375,000        8,518,219
U.S. Bancorp Notes NCL                           6.000%       05/15/2004            15,675,000       15,180,399
U.S. Home Corp.                                  8.250%       08/15/2004            11,555,000       11,257,629
UCFC Home Equity Loan 1996                       7.700%       01/15/2004             7,000,000        1,750,000
UCFC Sub Notes                                   8.375%       07/01/2005             2,500,000           75,000
World Financial Properties 144A 1996 WFP-B       6.910%       09/01/2013            16,977,113       16,605,315
                                                                                                ---------------
                                                                                                    294,292,377
                                                                                                ---------------
Industrial Bonds -- 11.1%

Adelphia Communications Senior Notes             9.250%       10/01/2002             3,000,000        3,037,500
Allied Waste Industries 144A Notes               7.375%       01/01/2004             5,000,000        4,737,500
Allied Waste Industries 144A Notes               7.625%       01/01/2006            12,025,000       11,153,187
American Standard Corp. Senior Notes             7.125%       02/15/2003             3,625,000        3,625,000
Aramark Services Inc.                            7.000%       07/15/2006             7,000,000        6,675,550
Aramark Services Notes                           6.750%       08/01/2004             8,310,000        8,003,527
Building Materials Corp. Senior Notes            8.000%       10/15/2007             3,400,000        3,230,000
Charter Communications Holdings LLC              8.250%       04/01/2007            13,275,000       12,644,437
Conmed Corp. Notes                               9.000%       03/15/2008             4,400,000        4,312,000
Cox Enterprises 144A Notes                       6.625%       06/14/2002            14,850,000       14,854,455
Enterprise Corp. 144A Notes                      6.950%       03/01/2004            15,500,000       15,291,990
Enterprise Corp. 144A Notes                      7.000%       06/15/2000             7,725,000        7,788,268
Enterprise Corp. Notes                           6.375%       05/15/2003             5,000,000        4,869,300

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      Par            Value
Security                                        Rate           Maturity              Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------
Industrial Bonds (continued)

Foodmaker Inc. Senior Sub Notes                  8.375%       04/15/2008         $   2,075,000  $     1,992,000
Grove Worldwide Senior Sub Notes                 9.250%       05/01/2008             5,750,000        4,312,500
Horseshoe Gaming 144A Senior Sub Notes           8.625%       05/15/2009             5,000,000        4,837,500
IMC Global Notes                                 7.625%       11/01/2005            12,025,000       12,189,382
Integrated Health Senior Sub Notes               9.250%       01/15/2008            16,100,000       11,551,750
James River Corp.                                6.700%       11/15/2003             8,000,000        8,006,240
Lear Corp.                                       8.110%       05/15/2009             4,000,000        3,861,620
McLeod USA Inc. 144A Senior Notes                9.500%       11/01/2008             6,605,000        6,605,000
McLeod USA Senior Notes                          8.375%       03/15/2008            11,845,000       11,104,687
McLeod USA Senior Step Up Notes                  0.000%       03/01/2007             3,475,000        2,667,062
NVR Inc. Senior Notes                            8.000%       06/01/2005             3,000,000        2,910,000
News America Inc. Deb Notes 144A                 7.625%       11/30/2028            11,525,000       10,986,157
Nextlink Communications                         12.250%       06/01/2009            15,000,000        8,775,000
Nextlink Communications 144A Notes              10.750%       11/15/2008             3,000,000        3,060,000
Nextlink Communications Step Up Notes            0.000%       04/15/2008            17,200,000       10,320,000
Republic Service                                 7.125%       05/15/2009             7,000,000        6,827,520
Revlon Worldwide Senior Notes+                   0.000%       03/15/2001            41,600,000       28,808,000
Safeway Stores Notes                             6.050%       11/15/2003             3,825,000        3,742,954
Salem Communications Corp. Senior Sub Notes      9.500%       10/01/2007             5,925,000        6,162,000
Southland Corp. Deb Notes                        4.500%       06/15/2004             7,675,000        6,523,750
Southland Corp. Senior Sub Notes                 5.000%       12/15/2003             6,500,000        5,622,500
TRW Inc. 144A                                    7.125%       06/01/2009             9,000,000        8,740,800
Tenet Healthcare Corp. 144A                      7.625%       06/01/2008             7,125,000        6,661,875
Tenet Healthcare Corp. Notes                     8.625%       12/01/2003             2,660,000        2,660,000
Tenet Healthcare Corp. Senior Notes              7.875%       01/15/2003             2,150,000        2,107,000
Tenet Healthcare Corp. Senior Notes              8.000%       01/15/2005             4,325,000        4,195,250
Time Warner Inc.                                 7.750%       06/15/2005            11,100,000       11,424,675
Time Warner Inc. Notes                           6.625%       05/15/2029             6,375,000        5,659,470
Tricon Global Restaurant Inc. Senior Notes       7.450%       05/15/2005             5,825,000        5,813,641
USA Waste Services Inc. Senior Notes             6.500%       12/15/2002             8,000,000        7,992,560
Viacom Inc. Senior Notes                         7.750%       06/01/2005             3,000,000        3,072,720
WMX Technologies 144A                            6.875%       05/15/2009            15,600,000       15,085,203
Walt Disney Notes                                5.125%       12/15/2003            18,575,000       17,685,072
Westinghouse Credit Corp. Deb Notes              8.875%       06/14/2014             2,800,000        3,102,204
                                                                                                ---------------
                                                                                                    355,288,806
                                                                                                ---------------
Total Corporate (Cost $830,818,753)                                                                 768,384,613
                                                                                                ---------------
Government/Other -- 13.7%

Denmark -- 0.9%

Danske Kredit                                    5.000%       10/01/2029             7,656,000          944,871
Denmark Bullet                                   7.000%       11/15/2007            28,400,000        4,528,776
Denmark Government                               6.000%       11/15/2009            15,000,000        2,258,467
Denmark Nykredit                                 5.000%       10/01/2029             5,376,000          663,483
Denmark Nykredit                                 7.000%       10/01/2026            20,319,000        2,869,343
Denmark Realkredit                               7.000%       10/01/2026             1,992,000          281,300
Denmark Realkredit                               8.000%       10/01/2026                 1,000              146
Denmark Unikredit Realkredit                     6.000%       10/01/2029            29,765,000        3,924,964

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      Par            Value
Security                                        Rate           Maturity              Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------
Denmark (continued)

Kingdom of Denmark                               8.000%       11/15/2001         $  56,300,000  $     8,544,234
Kingdom of Denmark                               8.000%       03/15/2006            33,800,000        5,589,091
                                                                                                ---------------
                                                                                                     29,604,675
                                                                                                ---------------
EuroDollar -- 0.1%

Bonos DEL Tesoro Notes                           8.750%       05/09/2002             1,950,000        1,767,187
Republic of Brazil (a)                           6.063%       01/01/2001             1,357,920        1,295,116
                                                                                                ---------------
                                                                                                      3,062,303
                                                                                                ---------------
France -- 0.4%

BTAN 5 Yr                                        4.500%       07/12/2002             8,000,000        8,503,590
France Oat                                       5.250%       04/25/2008             3,000,000        3,266,744
France Oat                                       6.000%       10/25/2025             2,012,327        2,261,616
                                                                                                ---------------
                                                                                                     14,031,950
                                                                                                ---------------
Germany -- 2.8%

Baden Nurttemberg                                6.200%       11/22/2013             1,533,875        1,773,127
Bundes Obligation Ser 116 Notes                  5.750%       08/22/2000             5,521,138        5,888,677
Bundes Obligation Ser 130 Notes                  3.250%       02/17/2004             2,400,000        2,421,475
Depfa Bank 144A Notes                            4.750%       07/15/2008             2,403,071        2,473,423
Deutschland Republic                             4.750%       07/04/2008             1,100,000        1,155,702
Deutschland Republic                             6.000%       01/05/2006            11,000,000       12,507,208
Deutschland Republic                             6.500%       07/04/2027             3,000,000        3,584,542
Deutschland Republic                             9.000%       01/22/2001             7,669,378        8,628,987
Die Bundrep Deutschland Dm1000                   8.250%       09/20/2001             7,260,344        8,285,192
Federal Republic of Germany                      6.875%       05/12/2005             8,922,043       10,525,725
Fresenius Med Global                             7.375%       02/01/2008             3,030,000        1,648,739
German Unity Fund                                8.000%       01/21/2002             1,789,521        2,053,232
Treuhandanstalt                                  6.500%       04/23/2003             8,947,607       10,136,574
Treuhandanstalt                                  6.625%       07/09/2003             2,700,000        3,080,286
Treuhandanstalt                                  7.125%       01/29/2003             7,752,756        8,919,293
Treuhandanstalt                                  7.500%       09/09/2004             6,135,502        7,364,629
                                                                                                ---------------
                                                                                                     90,446,811
                                                                                                ---------------
Italy -- 0.2%

Italian Government BTP Notes NCL                 4.000%       10/01/2003             3,500,000        3,597,215
Italian Government BTP Notes NCL                 5.000%       02/15/2003             2,200,000        2,362,043
                                                                                                ---------------
                                                                                                      5,959,258
                                                                                                ---------------
Japan -- 1.0%

European Investment Bank                         4.625%       02/26/2003           235,000,000        2,192,649
Italy Euroyen Notes                              3.750%       06/08/2005           872,000,000        8,158,141
Italy Euroyen Notes                              5.000%       12/15/2004           205,000,000        2,019,400
Italy Euroyen Notes                              5.125%       07/29/2003           652,000,000        6,272,441
Japan 10 Year Issue #168                         3.400%       03/22/2004           540,000,000        4,921,272
Republic of Finland                              6.000%       01/29/2002           737,000,000        6,900,829

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      Par            Value
Security                                        Rate           Maturity              Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------
Japan (continued)

South Africa                                     3.350%       06/17/2004         $ 150,000,000  $     1,215,152
Spanish Government                               4.750%       03/14/2005           120,000,000        1,173,085
                                                                                                ---------------
                                                                                                     32,852,969
                                                                                                ---------------
Netherlands -- 0.1%

Netherlands Government Notes NCL                 3.750%       07/15/2009             4,250,000        4,083,585
                                                                                                ---------------
New Zealand -- 0.3%

Fernz Capital                                    9.800%       04/15/2002             3,800,000        2,114,514
Fletcher Challenge                              11.250%       12/15/2002             3,100,000        1,768,002
Fletcher Challenge CVT                          10.000%       04/30/2005             1,500,000          833,632
New Zealand Government                           8.000%       04/15/2004             4,675,000        2,674,946
New Zealand Government                          10.000%       03/15/2002             4,525,000        2,673,450
                                                                                                ---------------
                                                                                                     10,064,544
                                                                                                ---------------
Norway -- 0.0%

Vital Forsikring                                 7.850%       09/22/2003             8,100,000        1,077,497
                                                                                                ---------------
Singapore -- 0.1%

Singapore Government                             3.500%       02/01/2004             4,490,000        2,610,060
Singapore Government                             5.125%       11/15/2004             2,085,000        1,280,295
                                                                                                ---------------
                                                                                                      3,890,355
                                                                                                ---------------
Sweden -- 0.5%

Government of Sweden #1039                       5.500%       04/12/2002            22,500,000        2,746,858
Kingdom of Sweden #1030                         13.000%       06/15/2001            17,100,000        2,355,237
Sweden Government Bond #1038                     6.500%       10/25/2006            51,500,000        6,676,962
Sweden Government Bond #1042                     5.000%       01/15/2004            37,000,000        4,452,194
                                                                                                ---------------
                                                                                                     16,231,251
                                                                                                ---------------
United Kingdom -- 1.3%

Alliance and Leicester Building Society          8.750%       12/07/2006             1,700,000        2,997,426
Bank of Greece                                  10.750%       09/06/2010             1,450,000        3,045,178
Birmingham Midshires Building Society            9.125%       01/05/2006             1,450,000        2,588,428
CSW Investments                                  8.875%       09/27/2006             3,000,000        5,216,443
European Investment Bank                         7.625%       12/07/2006             1,380,000        2,383,894
FNMA Global Bond                                 6.875%       06/07/2002             3,700,000        5,976,801
IPC Magazines 144A                               0.000%       03/15/2008             3,000,000        2,272,032
Merrill Lynch Notes                              7.375%       12/17/2007             1,500,000        2,499,235
Stagecoach Holdings PLC                          7.625%       10/31/2007             2,175,000        3,443,508
UK Treasury Gilt Stock                           8.000%       06/10/2003             2,950,000        5,069,227
UK Treasury Gilt Stock                           9.500%       10/25/2004             1,900,000        3,557,213
                                                                                                ---------------
                                                                                                     39,049,385
                                                                                                ---------------
Yankee Bonds -- 6.0%

Abbey National PLC                               7.350%       10/29/2049            13,000,000       12,667,070
Amvescap Senior Notes                            6.600%       05/15/2005            25,000,000       24,327,500
Asia Pulp and Paper Global Financial Notes      11.750%       10/01/2005             3,450,000        2,639,250
British Sky Broadcasting                         7.300%       10/15/2006            13,050,000       12,511,035

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      Par            Value
Security                                        Rate           Maturity              Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------
Yankee Bonds (Continued)

Colt Telecom Group PLC Senior Step Up Notes      0.000%       12/15/2006         $   5,200,000  $     4,290,000
Cominco Ltd. Notes+                              6.875%       02/15/2006            16,950,000       14,503,098
Edperbrascan Ltd. Notes+                         7.375%       10/01/2002            12,125,000       12,117,119
Global Crossing Holding Ltd. Notes               9.625%       05/15/2008            12,225,000       13,203,000
Guangdong Enterprises 144A Senior Notes          8.750%       12/15/2003             2,945,000          971,850
Guangdong Enterprises 144A Senior Notes NCL      8.875%       05/22/2007            16,755,000        5,006,562
ICI Wilmington Notes NCL                         6.950%       09/15/2004            17,600,000       17,684,832
Pindo Deli Financial Notes                      10.250%       10/01/2002             5,700,000        4,161,000
Royal Caribbean Cruise Senior Notes              7.500%       10/15/2027            13,375,000       12,542,674
SE Banken Step Up Notes 144A                     6.500%       12/29/2049            27,500,000       26,015,000
Societe General Step Up 144A NC '07              7.850%       04/29/2049             8,075,000        7,856,571
St. Georges Bank 144A                            7.150%       10/15/2005            18,700,000       18,432,777
Tyco International 7 Yr. Notes NCL               6.375%       06/15/2005             5,000,000        4,890,650
                                                                                                ---------------
                                                                                                    193,819,988
                                                                                                ---------------
Total Government/Other (Cost $482,223,116)                                                          444,174,571
                                                                                                ---------------
Non-Agency -- 4.3%

Pass Thru Securities -- 4.3%

Amresco Communication Mortgage 1997-b A1 144A    6.728%       04/15/2014            17,121,137       16,805,466
Chase Commercial Mortgage Sec 6.6 1997-2D
Non-ERISA                                        6.600%       12/25/2007            13,419,581       12,564,083
Enterprise Mortgage 1999-1 A1                    6.420%       09/15/2008            23,526,995       23,034,398
First Chicago/Lennar Trust 1997-CHL1-D           8.129%       05/29/2008             9,720,000        7,903,575
GMAC Mortgage Corp. 1997-C1 E Non-ERISA          7.085%       11/15/2010            31,109,000       29,929,045
Lehman Brothers Commercial Conduit Mortgage
Trust 1995-C2 Non-ERISA(a)                       7.110%       05/25/2005             1,930,000        1,907,609
Merrill Lynch Investment Trust 1995-C2 E         8.154%       06/15/2021             1,109,735        1,025,395
Merrill Lynch Mortgage Investments 1997-C1 D
Non-ERISA                                        7.120%       06/18/2029             4,475,000        4,313,900
Morgan Stanley Capital 1998-HF1 E                7.600%       02/15/2008             5,500,000        5,184,609
Resolution Trust Corp. 1994 C2 E Non-ERISA       8.000%       04/25/2025             4,853,941        4,876,694
Resolution Trust Corp. 1994-1 Cl M2              7.750%       09/25/2029             3,078,441        2,952,418
Resolution Trust Corp. 1994-C2 D Al 1 Non-
ERISA                                            8.000%       04/25/2025             4,429,548        4,448,928
Resolution Trust Corp. 1995 Cl E                 6.900%       02/25/2027            10,810,448        9,786,834
Resolution Trust Corp. 1995-2B1                  7.450%       09/15/2025             1,111,640        1,106,776
Structured Asset Security Corp. 1994-C1 D
Non-ERISA                                        6.870%       08/25/2026             6,421,454        6,399,631
Structured Asset Security Corp. 1996-CFL C
Non-ERISA                                        6.525%       02/25/2028             7,000,000        6,945,039
                                                                                                ---------------
Total Non-Agency (Cost $141,216,541)                                                                139,184,400
                                                                                                ---------------
U.S. Government Agency -- 35.3%

Pass Thru Securities -- 35.3%

FHLB                                             5.770%       12/22/1999             1,875,000        1,877,925
FMAC Loan Rec Trust 98-C Class A2                6.660%       01/15/2012            15,000,000       14,362,500
FNMA                                             5.125%       02/13/2004             7,000,000        6,711,250

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      Par            Value
Security                                        Rate           Maturity              Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------
Pass Thru Securities (continued)

FNMA                                            6.000%  06/01/2003 - 07/01/2029    187,726,714      176,514,524
FNMA#                                           6.500%  05/01/2014 - 07/01/2029  $ 328,305,658  $   318,819,947
FNMA                                            9.000%        11/01/2025            13,477,083       14,222,501
GNMA                                            0.070%  09/15/2024 - 09/15/2028      2,376,367        2,344,545
GNMA                                            6.500%  01/15/2029 - 05/15/2029     59,294,986       57,015,686
GNMA+                                           7.000%  09/15/2022 - 06/15/2029    341,461,049      337,168,185
GNMA#                                           8.000%  01/15/2024 - 07/15/2029    153,502,035      157,889,419
GNMA                                            9.000%  12/15/2016 - 02/15/2021     44,475,805       47,592,060
                                                                                                ---------------
Total U.S. Government Agency
  (Cost $1,153,294,151)                                                                           1,134,518,542
                                                                                                ---------------
U.S. Treasury Obligations -- 12.1%

Treasury Bonds -- 5.0%

U.S. Treasury Bond+                             8.125%        05/15/2021           131,410,000      160,032,412
                                                                                                ---------------
Treasury Notes -- 7.1%

U.S. Treasury Inflation Index Note(a)           3.493%        01/15/2007             2,831,625        2,716,590
U.S. Treasury Inflation Index Note(a)           3.625%        07/15/2002            19,821,438       19,629,417
U.S. Treasury Note+                             4.750%        11/15/2008            52,000,000       47,750,560
U.S. Treasury Note+                             5.750%        10/31/2002             7,000,000        7,019,670
U.S. Treasury Note+                             6.250%        10/31/2001            47,610,000       48,287,014
U.S. Treasury Note+                             6.500%        08/15/2005             6,675,000        6,880,457
U.S. Treasury Note+                             6.625%        06/30/2001            16,600,000       16,934,656
U.S. Treasury Note+                             6.625%        04/30/2002            34,850,000       35,775,616
U.S. Treasury Note+                             6.625%        05/15/2007            40,265,000       41,932,374
                                                                                                ---------------
                                                                                                    226,926,354
                                                                                                ---------------
Total U.S. Treasury Obligations (Cost $399,873,110)                                                 386,958,766
                                                                                                ---------------
TOTAL BONDS AND NOTES (COST $3,261,921,311)                                                       3,117,657,776
                                                                                                ---------------

                                                                                     Shares
                                                                                  ------------
PREFERRED STOCKS -- 3.0%

Australia & New Zealand Bank                                                           293,350        7,993,787
Bank United of Texas 10.12                                                             115,380        3,014,302
California Federal 9.125                                                               227,000        5,930,375
Equity Office Properties Trust 144A CVT                                                748,000       31,883,500
Fuji JGB Inv. L.L.C. Pfd 144A Step Up                                               19,675,000       17,215,625
Global Crossing PIK Pfd 144A                                                            68,325        7,174,125
Natexis Ambs Co. Perp Step Up                                                        4,260,000        3,849,570
Pinto Totta Intl Pfd 144A Step Up                                                        6,450        6,060,356
Primedia Inc. 8.625% Pfd                                                                16,000        1,460,000
Societe Generale Preferred Step Up NC '07                                           13,985,000       13,085,765
                                                                                                ---------------
TOTAL PREFERRED STOCKS (COST $101,573,947)                                                           97,667,405
                                                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                           Contract          Value
Security                                                     Size          (Note 1A)
---------------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.3%

BRL Put/USD Call, Strike Price 1.35, 09/09/99                5,450,000  $     1,413,185
BTP 6.75% Put, Strike Price 105.290, 01/31/00            4,950,000,000                0
BTP 6.75% Put, Strike Price 105.49, 02/03/00             4,950,000,000            4,950
BTP 6.75% Put, Strike Price 107.69, 02/07/00             9,775,000,000           19,550
DBR 4.75% Call, Strike Price 104.90, 11/02/99                9,200,000            7,277
DBR 4.75% Call, Strike Price 106.99, 02/08/99                2,500,000            1,805
DBR 4.75% Call, Strike Price 95.78, 03/13/00                 2,525,000           23,712
DBR 5.25% Call, Strike Price 110.76, 12/15/99                4,700,000              992
DBR 5.25% Call, Strike Price 112.07, 01/25/00                3,650,000              752
DBR 5.25% Call, Strike Price 112.08, 01/26/00                4,850,000            1,504
DBR 5.625% Call, Strike Price 115.10, 10/01/99               9,300,000            2,065
DBR 6.00% Call, Strike Price 112.66, 07/04/07               16,000,000           16,032
DBR 6.00% Call, Strike Price 112.88, 10/22/99                9,300,000            5,394
DEM 3.75% Call, Strike Price 99.15, 04/17/00                 2,500,000            3,870
DEM 4% Call, Strike Price 96.26, 06/23/00                    2,400,000           24,842
DEM 4.75% Call, Strike Price 95.85, 05/11/00                 2,400,000           20,558
DEM 4.75% Call, Strike Price 99.39, 04/27/00                 3,450,000           16,377
DEM 4.75% Put, Strike Price 105.06, 08/25/99                 2,400,000          101,498
DEM 5.25% Call, Strike Price 111.26, 01/10/00                4,250,000              438
DEM 5.625% Call, Strike Price 109.10, 11/23/99               4,600,000           12,857
EUR Put/JPY Call, Strike Price 146.70, 04/13/00              5,050,285          752,599
FRF 5.25% Call, Strike Price 108.15, 10/25/99               30,700,000           10,622
GBP 5.75% Call, Strike Price 106.23, 06/09/00                3,400,000          171,040
JPY 1.8% Call, Strike Price 104.669, 05/08/00              635,000,000            9,525
JPY 2.6% Call, Strike Price 102.558, 04/10/00              305,000,000           67,100
JPY 2.6% Call, Strike Price 106.682, 05/01/00              600,000,000           81,000
JPY Put, Strike Price 116.95, 12/24/99                       5,600,000          201,040
JPY Put, Strike Price 121.5, 04/06/00                        3,000,000           69,600
JPY Put, Strike Price 150.00, 02/08/01                       2,775,000            4,995
JPY Put/USD Call, Strike Price 122, 03/08/00                 2,600,000           59,020
JPY Put/USD Call, Strike Price 125.00, 10/14/99              3,000,000           25,500
JPY Put/USD Call, Strike Price 127.00, 11/10/99              5,500,000           42,350
JPY Put/USD Call, Strike Price 128.00, 11/12/99              2,750,000           19,250
JPY Put/USD Call, Strike Price 138.00, 09/08/99              4,075,000              481
JPY Put/USD Call, Strike Price 150.00, 08/26/99              5,225,000                0
UST 4.75% Call, Strike Price 95.00, 9/3/99                     580,000          161,240
UST 4.75% Call, Strike Price 96.6093, 10/18/99                 262,200           71,056
UST 5.25% Call, Strike Price 101.8281, 7/20/99                 692,000            5,406
UST 5.25% Call, Strike Price 94.375, 02/29/00                   28,000           33,544
UST 5.25% Put, Strike Price 90.1562, 12/1/99                   298,000          943,170
UST 5.25% Put, Strike Price 90.5781, 12/1/99                   300,000        1,072,266
UST 5.25% Put, Strike Price 90.6562, 12/1/99                   300,000        1,038,300
UST 5.5% Call, Strike Price 100.1093, 11/8/99                  612,000          394,128
UST 5.5% Call, Strike Price 100.4062, 8/9/99                   363,500          127,225
UST 5.5% Call, Strike Price 100.4609, 8/9/99                     1,300              142
UST 5.5% Call, Strike Price 96.5781, 9/22/99                   493,290          612,759
UST 5.5% Call, Strike Price 96.7265, 9/22/99                   398,650          467,168
UST 5.5% Call, Strike Price 97.1875, 9/2/99                    181,400          201,173
UST 5.5% Call, Strike Price 98.1328, 9/2/99                    155,250          135,999
                                                                        ---------------
TOTAL PURCHASED OPTIONS (COST $15,619,278)                                    8,455,356
                                                                        ---------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                             Value
Security                                                    Shares         (Note 1A)
---------------------------------------------------------------------------------------
WARRANTS -- 0.0%

Financial -- 0.0%

Equity Office Properties Warrants                           220,000     $        11,000
                                                                        ---------------
TOTAL WARRANTS (COST $176,000)                                                   11,000
                                                                        ---------------

SHORT-TERM INVESTMENTS -- 1.8%

Repurchase Agreements -- 1.8%

Prudential-Bache Repurchase Agreement, dated 6/30/99,
due 7/1/99, with a maturity value of $58,339,707 and
an effective yield of 4.10%, collateralized by U.S.
Government Agency Obligations with rates ranging from
4.50% to 9.375%, maturity dates ranging from 9/30/00
to 5/1/07 and an aggregate market value of
$59,504,837.                                                            $    58,333,063
                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $58,333,063)                              58,333,063
                                                                        ---------------

TOTAL INVESTMENTS -- 102.2% (COST $3,437,623,599)                       $ 3,282,124,600

Other Assets, Less Liabilities -- (2.2%)                                    (70,537,391)
                                                                        ---------------

NET ASSETS -- 100.0%                                                    $ 3,211,587,209
                                                                        ===============

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
FHLB - Federal Home Loan Bank
FMAC - Federal Mortgage Acceptance Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
NCL - Non-callable
REIT - Real Estate Investment Trust
UST - United States Treasury
BRL - Brazilian Real
BTP - British Pound
DBR - Deutsche Bundes Republik
DEM - German Deutsche Mark
EUR - EuroDollar
FRF - French Franc
GBP - Great British Pound
JPY - Japanese Yen
USD - United States Dollar
* Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.
+ Denotes all or part of security pledged as a margin deposit (Note 5) or collateral for delayed delivery transactions (Note 6).
(a)   Variable Rate Security; rate indicated is as of 6/30/99.
#     All or a portion of these securities are delayed delivery contracts (Note
      6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                       Statement of Assets and Liabilities
                            June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments, at value (Note 1A) (identified cost,
    $3,437,623,599)                                                     $ 3,282,124,600
  Foreign currency, at value (identified cost,
    $2,405,734)                                                               2,402,912
  Receivable for investments sold                                           120,509,068
  Receivable for premiums on written options                                    538,364
  Interest and dividends receivable                                          38,234,777
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                               6,749,395
  Tax reclaim receivable                                                        143,123
  Deferred organization costs                                                    27,489
  Prepaid expenses                                                               18,845
                                                                        ---------------
    Total assets                                                          3,450,748,573

Liabilities
  Payable for investments purchased                      $  20,741,664
  Payable for variation margin on open financial
    futures contracts                                        1,888,906
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                                446,296
  Payable for delayed delivery transactions (Note 6)       199,620,337
  Options written, at value (Note 5) (premiums
    received, $16,545,038)                                  15,249,415
  Accrued accounting and custody fees                           78,892
  Accrued trustees' fees and expenses (Note 2)                  11,340
  Payable for premium on purchased options                   1,079,927
  Accrued expenses and other liabilities                        44,587
                                                         -------------
    Total liabilities                                                       239,161,364
                                                                        ---------------
Net Assets (applicable to investors' beneficial
  interests)                                                            $ 3,211,587,209
                                                                        ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                             Statement of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
  Interest income                                                        $  116,488,711
  Dividend income                                                             2,876,775
                                                                         --------------
    Total income                                                            119,365,486

Expenses
  Investment advisory fee (Note 2)                       $    5,193,520
  Accounting and custody fees                                   526,338
  Trustees' fees and expenses (Note 2)                           48,866
  Legal and audit services                                       41,744
  Insurance expense                                              15,079
  Licensing fees                                                 10,918
  Amortization of organization expenses                           7,406
                                                         --------------
    Total expenses                                                            5,843,871
                                                                         --------------
      Net investment income                                                 113,521,615
                                                                         --------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Investment security transactions                        (40,985,386)
    Financial futures contracts                               5,868,332
    Written options transactions                                340,807
    Foreign currency transactions and forward foreign
      currency exchange contracts                            10,239,093
                                                         --------------
      Net realized loss                                                     (24,537,154)
  Change in unrealized appreciation (depreciation)
    Investment securities                                  (110,128,285)
    Financial futures contracts                              (2,768,375)
    Written options                                           2,507,433
    Foreign currency and forward foreign currency
      exchange contracts                                     13,019,311
                                                         --------------
      Change in net unrealized depreciation                                 (97,369,916)
                                                                         --------------
    Net realized and unrealized loss                                       (121,907,070)
                                                                         --------------
Net Decrease in Net Assets from Operations                               $   (8,385,455)
                                                                         ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months Ended      Year Ended
                                                           June 30, 1999      December 31,
                                                            (Unaudited)           1998
                                                         -----------------   ---------------
Increase (Decrease) in Net Assets
From Investment Operations
  Net investment income                                    $  113,521,615    $   225,672,566
  Net realized gain (loss)                                    (24,537,154)        63,203,263
  Change in net unrealized depreciation                       (97,369,916)      (113,239,799)
                                                           --------------    ---------------
  Net increase (decrease) in net assets from investment
    operations                                                 (8,385,455)       175,636,030
                                                           --------------    ---------------

Capital Transactions
  Contributions                                               161,695,413        726,662,277
  Withdrawals                                                (358,184,710)      (811,459,061)
                                                           --------------    ---------------
  Net decrease in net assets from capital transactions       (196,489,297)       (84,796,784)
                                                           --------------    ---------------
Total Increase (Decrease) in Net Assets                      (204,874,752)        90,839,246

Net Assets
  At beginning of period                                    3,416,461,961      3,325,622,715
                                                           --------------    ---------------
  At end of period                                         $3,211,587,209    $ 3,416,461,961
                                                           ==============    ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended                 Year Ended December 31,
                                               June 30, 1999    ------------------------------------------
                                                (Unaudited)         1998           1997          1996(1)
                                               --------------   ------------   ------------   ------------
RATIOS:
  Expenses (to average daily net assets)                0.35%+         0.34%          0.36%          0.37%+
  Net Investment Income (to average daily net
    assets)                                             6.80%+         6.56%          6.77%          7.14%+
  Portfolio Turnover                                      94%           148%            89%            69%
  Net Assets, End of Period (000's omitted)       $3,211,587     $3,416,462     $3,325,623     $2,616,112

----------
(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.
+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 1999, there is one Fund invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The proportionate interest at June 30, 1999 is approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. Foreign currency transactions

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. Deferred organization expense

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999 were as follows:

                                                           Purchases         Sales
                                                         --------------  --------------
U.S. Government Securities                               $2,580,155,688  $2,262,955,947
                                                         ==============  ==============
Investments (non-U.S.Government Securities)              $  607,902,643  $  778,043,620
                                                         ==============  ==============

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                             $3,437,623,599
                                                                 ==============
      Gross unrealized appreciation                                  12,838,115
      Gross unrealized depreciation                                (168,337,114)
                                                                 --------------
      Net unrealized depreciation                                $ (155,498,999)
                                                                 ==============

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contracts exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of such transactions for the six months ended June 30, 1999 is as follows:

      Written Put Option Transactions
      --------------------------------------------------------------------------
                                              Number of Contracts     Premiums
                                              -------------------   -----------
      Outstanding, beginning of period                 16           $ 3,216,788
      Options written                                  17             7,839,771
      Options expired                                  (2)             (839,844)
      Options closed                                  (15)           (2,434,943)
                                                      ---           -----------
      Outstanding, end of period                       16           $ 7,781,772
                                                      ===           ===========

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Written Call Option Transactions
      --------------------------------------------------------------------------
                                              Number of Contracts     Premiums
                                              -------------------   -----------
      Outstanding, beginning of period                 14           $ 4,205,751
      Options written                                  27             6,137,804
      Options exercised                                (1)           (1,193,719)
      Options expired                                  (5)           (1,344,315)
      Options closed                                  (11)           (3,077,567)
                                                      ---           -----------
      Outstanding, end of period                       24           $ 4,727,954
                                                      ===           ===========

      Written Cross Currency Option Transactions
      --------------------------------------------------------------------------
                                              Number of Contracts     Premiums
                                              -------------------   -----------
      Outstanding, beginning of period                 15           $ 2,561,649
      Options written                                  16             3,272,893
      Options expired                                  (2)             (154,162)
      Options closed                                  (16)           (1,645,068)
                                                      ---           -----------
      Outstanding, end of period                       13           $ 4,035,312
                                                      ===           ===========

      Forward currency exchange contracts

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 1999, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      Forward foreign currency exchange contracts

                                                                                                                  U.S.$
                                          Local Principal     Contract      U.S.$ Market    U.S.$ Aggregate     Unrealized
Contracts to Receive                          Amount         Value Date         Value         Face Amount      Gain/(loss)
---------------------------------------------------------------------------------------------------------------------------
British Pound Sterling                           300,000       7/6/99            473,292           472,899             393
Euro Dollar                                    2,266,410       9/7/99          2,355,074         2,358,336          (3,262)
Hong Kong Dollar                              28,791,260      10/14/99         3,703,279         3,519,861         183,418
Japanese Yen                               1,341,008,534    7/12-8/10/99      11,106,769        11,094,449          12,320
New Zealand Dollar                             7,240,016    7/15-8/13/99       3,864,025         4,013,452        (149,427)
Polish Zloty                                   2,876,930      7/24/2000          691,618           700,000          (8,382)
Swedish Krona                                 63,025,023    7/01-7/19/99       7,450,827         7,534,650         (83,823)
                                                                            ------------      ------------      ----------
TOTAL                                                                       $ 29,644,884      $ 29,693,647      $  (48,763)
                                                                            ============      ============      ==========

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        U.S.$
                                          Local Principal        Contract         U.S.$ Market    U.S.$ Aggregate     Unrealized
Contracts To Deliver                          Amount            Value Date           Value          Face Amount      Gain/(loss)
---------------------------------------------------------------------------------------------------------------------------------
British Pound Sterling                        25,507,957       7/02-8/26/99         40,232,503         41,372,979      1,140,476
Danish Krone                                 232,631,464       7/06-9/13/99         32,310,315         33,374,585      1,064,270
Euro Dollar                                  113,979,131       7/06-9/07/99        118,140,484        121,542,008      3,401,524
Hong Kong Dollar                              65,894,458     10/14/99-1/14/00        8,470,904          8,310,000       (160,904)
Japanese Yen                               5,194,596,051     7/01/99-5/17/01        44,424,003         44,565,671        141,668
New Zealand Dollar                            30,480,771      7/15-11/05/99         16,269,067         16,739,836        470,769
Norwegian Krone                                8,939,580         7/19/99             1,134,436          1,149,046         14,610
Polish Zloty                                   2,876,930         7/24/00               691,618            682,708         (8,910)
Singapore Dollar                               6,841,134         9/14/99             4,051,765          4,020,177        (31,588)
Swedish Krona                                181,124,306       7/19-9/02/99         21,448,420         21,628,430        180,010
                                                                                 -------------      -------------    -----------
TOTAL                                                                            $ 287,173,515      $ 293,385,440    $ 6,211,925
                                                                                 =============      =============    ===========

      Forward Foreign Cross Currency Exchange Contracts

                                                                                                                   U.S.$
                                U.S.$ Market                                       U.S.$ Market    Contract     Unrealized
Contracts To Deliver               Value                 In Exchange For              Value       Value Date       Gain
--------------------------------------------------------------------------------------------------------------------------
Euro Dollar                       2,496,237           Greek Drachma                  2,519,459      9/29/99        23,222
British Pound Sterling            2,644,088           New Zealand Dollar             2,755,006      11/5/99       110,918
New Zealand Dollar                2,638,291           British Pound Sterling         2,644,088      11/5/99         5,797
                                  ---------                                          ---------                   --------
TOTAL                            $7,778,616                                         $7,918,553                   $139,937
                                 ==========                                         ==========                   ========

      Futures contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      At June 30, 1999, the Portfolio held the following financials futures contracts:

                                                          Expiration   Underlying Face     Unrealized
Contract                                       Position      Date      Amount At Value      Gain/Loss
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (90 Contracts)                Long       9/30/99      $ 10,431,563     $      48,463
U.S. 10 Year Note (1,981 Contracts)             Short       9/30/99       220,262,438        (2,578,981)
U.S. Treasury Bond (197 Contracts)              Short       9/30/99        22,833,531          (254,368)
                                                                                          -------------
                                                                                          $  (2,784,886)
                                                                                          =============

      At June 30, 1999, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(6)   Delayed Delivery Transactions:

      The Portfolio may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 1999, the Fund had entered into the following delayed delivery transactions:

      Type              Security         Settlement Date          Payable Amount
      --------------------------------------------------------------------------
      Buy                 FNMA               7/16/99               $ 57,393,985
      Buy                 FNMA               7/20/99                 76,570,594
      Buy                 GNMA               7/29/99                 65,655,758
                                                                   ------------
                                                                   $199,620,337
                                                                   ============

                      [This page intentionally left blank]